Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	7,375	7,767	7,509
Options outstanding, weighted average exercise price | $ / shares	$ 113	$ 106.01	$ 100.07
Options outstanding, weighted average remaining contractual life (in years)	6 years 1 month 20 days
Options exercisable, number | shares	3,212	3,830
Options exercisable, weighted average exercise price | $ / shares	$ 97.02	$ 91.84
$73.14 – $90.23 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	932
Options outstanding, weighted average exercise price | $ / shares	$ 83.87
Options outstanding, weighted average remaining contractual life (in years)	1 year 7 months 20 days
Options exercisable, number | shares	932
Options exercisable, weighted average exercise price | $ / shares	$ 83.87
$96.55 – $102.33 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	994
Options outstanding, weighted average exercise price | $ / shares	$ 98.76
Options outstanding, weighted average remaining contractual life (in years)	3 years 6 months 18 days
Options exercisable, number | shares	994
Options exercisable, weighted average exercise price | $ / shares	$ 98.76
$104.70 – $106.00 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,862
Options outstanding, weighted average exercise price | $ / shares	$ 105.44
Options outstanding, weighted average remaining contractual life (in years)	5 years 8 months 8 days
Options exercisable, number | shares	1,286
Options exercisable, weighted average exercise price | $ / shares	$ 105.19
$125.37 – $125.37 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,553
Options outstanding, weighted average exercise price | $ / shares	$ 125.37
Options outstanding, weighted average remaining contractual life (in years)	9 years 1 month 13 days
$129.99 – $131.64 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	2,034
Options outstanding, weighted average exercise price | $ / shares	$ 130.77
Options outstanding, weighted average remaining contractual life (in years)	7 years 7 months 2 days